SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - LIQUIDITY (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net loss	$ 11,205,000	¥ 73,123,000	¥ 52,705,000	¥ 25,813,000
Negative cash flows from operations	(12,659,000)	¥ (82,601,000)	¥ (108,944,000)	¥ 41,659,000
Net current liability	258,362,000				¥ 1,685,814,000
Sales And Lease back Receivables	$ 321,839,080				¥ 2,100,000,000